Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total finite-lived intangible assets, net	$ 8,764
Content library:
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	46,387	$ 43,475
Accumulated Amortization	39,337	30,034
Total finite-lived intangible assets, net	$ 7,050	$ 13,441
Acquired content library
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	6 months	2 years 4 months 24 days
Gross Carrying Amount	$ 32,835	$ 32,835
Accumulated Amortization	32,229	24,643
Total finite-lived intangible assets, net	$ 606	$ 8,192
Course creation costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	3 years 6 months	3 years 9 months 18 days
Gross Carrying Amount	$ 13,552	$ 10,640
Accumulated Amortization	7,108	5,391
Total finite-lived intangible assets, net	$ 6,444	$ 5,249
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	2 years 7 months 6 days	4 years 6 months
Gross Carrying Amount	$ 4,500	$ 4,500
Accumulated Amortization	2,786	2,080
Total finite-lived intangible assets, net	$ 1,714	$ 2,420
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	0 years	4 years 9 months 18 days
Gross Carrying Amount	$ 162	$ 1,162
Accumulated Amortization	162	773
Total finite-lived intangible assets, net	$ 0	$ 389
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	0 years	9 months 18 days
Gross Carrying Amount	$ 390	$ 390
Accumulated Amortization	390	390
Total finite-lived intangible assets, net	$ 0	$ 0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	0 years	9 months 18 days
Gross Carrying Amount	$ 2,750	$ 2,750
Accumulated Amortization	2,750	2,750
Total finite-lived intangible assets, net	$ 0	$ 0
Database
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	0 years	0 years
Gross Carrying Amount	$ 40	$ 40
Accumulated Amortization	40	40
Total finite-lived intangible assets, net	0	0
Domain names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	45	45
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	6,128	6,033
Intangible assets, gross	7,887	8,887
Intangible assets, net	$ 1,759	$ 2,854